Digital Assets (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
Schedule of Digital Asset Holding	The following table presents the Group’s digital asset holdings as of December 31, 2025.
	As of December 31, 2025
(In thousands, except for quantity)	Quantity	Cost Basis	Fair Value
		RMB	RMB
Ethereum	11,198	209,792	232,374
Bitcoin	149	97,915	90,893
Solana	12,874	13,989	11,204
Other Crypto Assets*		3,497	953
Total Crypto Assets holdings		325,193	335,424
Tether	7,996,581	55,931	55,843
Total Stablecoin holdings		55,931	55,843
Total Digital Assets holdings		381,124	391,267
*	Certain crypto assets are subject to sale restrictions pursuant to lock-up schedules. As of December 31, 2025, the Group held RMB0.56 million of crypto assets restricted by such lock-up schedules. In measuring the fair value of these lock-up-restricted crypto assets, a liquidity discount is applied to the market price to reflect the effect of contractual lock-up periods that limit the liquidity of the assets.

Schedule of Crypto Asset Holding Roll Forward

The following table presents a roll-forward of the Group’s crypto assets holdings during the years ended December 31, 2025.

	Ethereum Fair Value	Bitcoin Fair Value	Solana Fair Value	Other Crypto Assets Fair Value
	RMB	RMB	RMB	RMB
Crypto assets at December 31, 2024	—	—	—	—
Purchases of crypto assets	209,792	97,915	13,989	3,497
Unrealized gain/(loss) on crypto assets	22,582	(7,022)	(2,785)	(2,544)
Crypto assets at December 31, 2025	232,374	90,893	11,204	953